SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Feb. 02, 2015	Apr. 24, 2013	Dec. 31, 2014	Feb. 28, 2015	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares held by subsidiary			5,189		5,189
Treasury stock, shares			30,843		30,843
Shares issued		1,239,639
Aggregate purchase price		$ 3,459
Purchase price per share		$ 2.79
Stock issuance costs		35
Ratio of common shares sold to warrants issued		3
Maximum number of shares callable by warrants		413,213
Exercise price of warrants		$ 3.49
Exercise of options, shares			79,307
Period before expiration		3 years	7 years
In-the-money options outstanding			721,475
Out of the money options outstanding			44,650
In-the-money options exercisable			544,225
Out of the money options exercisable			44,300
Number of shares available for future grants			24,000
Exercise price, minimum range			$ 5.25
Exercise price, maximum range			$ 8.60
Vesting period for plan	1 year		1 year
Unrecognized balance of compensation expenses			$ 220
Period over which total unrecognized cost related to non-vested share based compensation expected to be recognized			2 years
Subsequent event [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Additional options for future grants authorized				250,000
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period for plan			0 years
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period for plan			4 years